Cover - shares	12 Months Ended
	Dec. 31, 2025	Apr. 30, 2026
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	CoinShares PLC
Entity Central Index Key	0002087587
Entity File Number	001-43222
Entity Incorporation, State or Country Code	Y9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	2 Hill Street
Entity Address, Address Line Two	St. Helier
Entity Address, City or Town	Jersey
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE2 4UA
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding		131,780,209
Ordinary Shares, no par value
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	CSHR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	CSHRW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Jean-Marie Mognetti
Contact Personnel Email Address	corporateir@coinshares.com
Entity Address, Address Line One	2 Hill Street
Entity Address, Address Line Two	St. Helier
Entity Address, City or Town	Jersey
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE2 4UA
Entity Phone Fax Numbers [Line Items]
City Area Code	+44
Local Phone Number	1534 513 100